Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000	88,000,000
Common stock, issued (in shares)	66,004,348	51,908,398	47,977,390
Common stock, outstanding (in shares)	66,004,348	51,908,398	47,977,390
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	30,000	30,000	0
Preferred stock, issued (in shares)	17,306	21,754	0
Preferred stock, outstanding (in shares)	17,306	21,754	0